Vident U.S. Equity Strategy ETFTM
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 8.5%
Alphabet, Inc. - Class A	32,952	$5,567,240
AT&T, Inc.	285,538	6,613,060
Comcast Corporation - Class A	18,748	809,726
Electronic Arts, Inc.	18,821	3,080,433
Meta Platforms, Inc. - Class A	10,508	6,034,955
Netflix, Inc. (a)	10,149	9,000,235
New York Times Company - Class A	63,411	3,440,681
Pinterest, Inc. - Class A (a)	41,515	1,258,735
Reddit, Inc. - Class A (a)	47,993	6,752,135
T-Mobile US, Inc.	19,728	4,871,632
TripAdvisor, Inc. (a)	90,956	1,303,399
Yelp, Inc. (a)	79,790	3,049,574
		51,781,805

Consumer Discretionary - 12.1%
Airbnb, Inc. - Class A (a)	6,524	887,982
Amazon.com, Inc. (a)	79,601	16,548,252
Booking Holdings, Inc.	1,836	9,550,835
Chipotle Mexican Grill, Inc. (a)	127,623	7,851,367
Home Depot, Inc.	29,878	12,821,546
Marriott International, Inc. - Class A	23,820	6,886,124
McDonald's Corporation	19,361	5,731,050
NIKE, Inc. - Class B	39,598	3,119,134
Starbucks Corporation	58,439	5,987,660
TJX Companies, Inc.	46,522	5,847,350
		75,231,300

Consumer Staples - 6.8%
Altria Group, Inc.	106,031	6,122,230
Coca-Cola Company	151,451	9,704,980
Costco Wholesale Corporation	5,084	4,941,038
Procter & Gamble Company	41,991	7,527,307
Walmart, Inc.	147,004	13,597,870
		41,893,425

Energy - 4.2%
Chevron Corporation	75,278	12,189,767
EOG Resources, Inc.	18,878	2,515,682
Exxon Mobil Corporation	94,076	11,097,205
		25,802,654

Financials - 14.8%
Ameriprise Financial, Inc.	7,911	4,540,677
Bank of America Corporation	252,807	12,010,860
DigitalBridge Group, Inc.	218,281	2,859,481
Donnelley Financial Solutions, Inc. (a)	42,155	2,539,839
Equitable Holdings, Inc.	83,458	4,025,179
Erie Indemnity Company - Class A	7,197	3,170,710
Jack Henry & Associates, Inc.	14,221	2,505,456
Jackson Financial, Inc. - Class A	40,779	4,085,648
JPMorgan Chase & Company	51,000	12,735,720
Mastercard, Inc. - Class A	23,854	12,712,751
MGIC Investment Corporation	112,250	2,947,685
MSCI, Inc.	4,857	2,960,973
Palomar Holdings, Inc. (a)	29,752	3,222,141
Pathward Financial, Inc.	36,093	3,027,481
Piper Sandler Companies	12,852	4,408,107
SEI Investments Company	8,247	681,450
Visa, Inc. - Class A	41,683	13,133,480
		91,567,638

Health Care - 10.2%
AbbVie, Inc.	36,234	6,628,286
Agilent Technologies, Inc.	17,084	2,357,079
Boston Scientific Corporation (a)	26,947	2,443,015
Corcept Therapeutics, Inc. (a)	79,891	4,608,113
Eli Lilly & Company	6,700	5,328,845
Exelixis, Inc. (a)	108,673	3,962,218
Johnson & Johnson	67,905	10,525,954
Medpace Holdings, Inc. (a)	3,412	1,162,229
Merck & Company, Inc.	92,287	9,380,051
Mettler-Toledo International, Inc. (a)	1,966	2,459,859
ResMed, Inc.	12,379	3,082,619
Stryker Corporation	11,158	4,375,610
United Therapeutics Corporation (a)	8,999	3,334,039
Zoetis, Inc.	21,792	3,819,048
		63,466,965

Industrials - 11.8%
A.O. Smith Corporation	15,913	1,185,359
Acuity Brands, Inc.	13,775	4,417,505
Automatic Data Processing, Inc.	20,598	6,322,144
Carlisle Companies, Inc.	4,819	2,200,837
Caterpillar, Inc.	11,260	4,572,799
Cintas Corporation	16,248	3,668,636
EMCOR Group, Inc.	9,256	4,721,671
Enerpac Tool Group Corporation	76,378	3,686,002
Fastenal Company	41,161	3,439,413
IES Holdings, Inc. (a)	16,724	5,182,015
Illinois Tool Works, Inc.	15,902	4,413,123
Old Dominion Freight Line, Inc.	14,042	3,161,416
Paychex, Inc.	21,476	3,141,294
Powell Industries, Inc.	18,115	4,843,589
TransDigm Group, Inc.	2,476	3,102,354
Trex Company, Inc. (a)	41,706	3,129,201
Uber Technologies, Inc. (a)	96,211	6,923,344
Verisk Analytics, Inc.	4,676	1,375,726
W.W. Grainger, Inc.	2,872	3,461,736
		72,948,164

Information Technology - 25.9%(b)
Adobe, Inc. (a)	9,989	5,153,625
Appfolio, Inc. - Class A (a)	4,030	1,022,612
Apple, Inc.	49,184	11,672,839
Applied Materials, Inc.	35,633	6,225,441
Arista Networks, Inc. (a)	6,214	2,521,765
Axcelis Technologies, Inc. (a)	21,859	1,622,812
Badger Meter, Inc.	6,397	1,386,998
Box, Inc. - Class A (a)	97,564	3,423,521
Broadcom, Inc.	62,325	10,101,636
Cirrus Logic, Inc. (a)	21,832	2,280,352
CommVault Systems, Inc. (a)	23,014	3,948,972
Crowdstrike Holdings, Inc. - Class A (a)	5,498	1,902,143
DocuSign, Inc. (a)	22,318	1,778,521
Dropbox, Inc. - Class A (a)	53,980	1,493,087
Fair Isaac Corporation (a)	1,826	4,336,805
Fortinet, Inc. (a)	52,594	4,999,060
Gartner, Inc. (a)	5,798	3,002,958
InterDigital, Inc.	26,025	5,099,859
KLA Corporation	6,688	4,327,337
Lattice Semiconductor Corporation (a)	59,506	3,376,966
Manhattan Associates, Inc. (a)	7,668	2,188,754
Microsoft Corporation	25,945	10,986,670
Motorola Solutions, Inc.	16,241	8,115,628
Napco Security Technologies, Inc.	42,618	1,671,904
NVIDIA Corporation	78,633	10,871,012
ON Semiconductor Corporation (a)	33,397	2,375,195
Oracle Corporation	77,244	14,277,781
Palantir Technologies, Inc. - Class A (a)	58,695	3,937,261
Palo Alto Networks, Inc. (a)	3,995	1,549,341
Photronics, Inc. (a)	116,580	2,904,008
Pure Storage, Inc. - Class A (a)	15,556	824,312
Qualys, Inc. (a)	19,182	2,946,355
Rambus, Inc. (a)	53,503	3,093,008
ServiceNow, Inc. (a)	3,893	4,085,470
Synopsys, Inc. (a)	13,284	7,418,981
Workday, Inc. - Class A (a)	15,185	3,796,098
		160,719,087

Materials - 3.0%
Alpha Metallurgical Resources, Inc.	15,727	3,862,079
Ecolab, Inc.	28,271	7,032,977
Sherwin-Williams Company	14,911	5,925,631
Warrior Met Coal, Inc.	24,008	1,688,243
		18,508,930

Real Estate - 1.1%
Jones Lang LaSalle, Inc. (a)	10,580	2,968,748
Simon Property Group, Inc.	4,511	828,220
Sunstone Hotel Investors, Inc.	270,424	2,907,058
		6,704,026

Utilities - 1.4%
NRG Energy, Inc.	37,244	3,784,363
Otter Tail Corporation	26,087	2,103,655
Vistra Corporation	20,213	3,230,846
		9,118,864
TOTAL COMMON STOCKS (Cost $495,039,452)		617,742,858

TOTAL INVESTMENTS - 99.8% (Cost $495,039,452)		617,742,858
Other Assets in Excess of Liabilities - 0.2%		771,071
TOTAL NET ASSETS - 100.0%		$618,513,929
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Vident U.S. Equity Strategy ETFTM has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$617,742,858	$–	$–	$617,742,858
Total Investments	$617,742,858	$–	$–	$617,742,858

Refer to the Schedule of Investments for further disaggregation of investment categories.